Going Concern	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern

2.	Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  For the period ended December 31, 2011, the Company had no operations and has an accumulated deficit.  As of December 31, 2011, the Company had not emerged from the development stage.  In view of these matters, the Company's ability to continue as a going concern is dependent upon the Company's ability to find a suitable merger or acquisition company. There are no assurances that management will find a capable company for its purposes. The Company intends on financing its future development activities and its working capital needs largely from the sale of public equity securities with some additional funding from other traditional financing sources, including term notes until such time that funds provided by operations are sufficient to fund working capital requirements. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.